Exhibit 99.7 Schedule 6

Rating Agency Grades
Run Date - 01/29/2026 2:14:46 PM
LOAN INFORMATION	INITIAL CREDIT LOAN GRADES	INITIAL COMPLIANCE LOAN GRADES	INITIAL PROPERTY LOAN GRADES	INITIAL OVERALL LOAN GRADES	FINAL CREDIT LOAN GRADES	FINAL COMPLIANCE LOAN GRADES	FINAL PROPERTY LOAN GRADES	FINAL OVERALL LOAN GRADES

Dummy ID	Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
798	XX	XX	XX	XX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
799	XX	XX	XX	XX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
800	XX	XX	XX	XX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
801	XX	XX	XX	XX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A